INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES:
Schedule of Inventories

As at December 31,	Note	2024 $	2023 $
Concentrate stockpiles		299	1,328
Doré bars		547	273
Leach pad and gold-in-circuit		26,673	27,527
Ore stockpiles		104,998	73,015
Materials and supplies		55,864	53,235
Total inventories		188,381	155,378
Less: non-current portion	9	(53,885)	(39,553)
Current inventories		134,496	115,825